Description of organization and business operations	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Text Block]
NOTE 1: DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Navios Maritime Acquisition Corporation ("Navios Acquisition" or the "Company") (NYSE: NNA) owns a large fleet of modern crude oil, refined petroleum product and chemical tankers providing world-wide marine transportation services. The Company's strategy is to charter its vessels to international oil companies, refiners and large vessel operators under long, medium and short-term charters. The Company is committed to providing quality transportation services and developing and maintaining long-term relationships with its customers. The operations of Navios Acquisition are managed by Navios Tankers Management Inc. (the “Manager”), a subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”) from its head offices in Piraeus, Greece.
     Navios Acquisition was incorporated in the Republic of Marshall Islands on March 14, 2008. On July 1, 2008, Navios Acquisition completed its initial public offering, or its IPO. In the offering, Navios Acquisition sold 25,300,000 units, consisting of one common stock and one warrant for an aggregate purchase price of $253,000. Simultaneously with the closing of the IPO, Navios Holdings purchased 7,600,000 warrants from Navios Acquisition in a private placement (the "Private Placement Warrants"). The proceeds from this private placement of warrants were added to the proceeds of the IPO and placed in a trust account.
     On May 25, 2010, after its special meeting of stockholders, Navios Acquisition announced the approval of: (a) the acquisition from Navios Holdings of 13 vessels (11 product tankers and two chemical tankers) for an aggregate purchase price of $457,659, of which $128,659 was to be paid from existing cash and the $329,000 balance with existing and new debt financing pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings; and (b) certain amendments to Navios Acquisition's amended and restated articles of incorporation.
     On May 28, 2010, Navios Acquisition consummated the vessel acquisition, which constituted its initial business combination (see note 3). In connection with the stockholder vote to approve the business combination, holders of 10,021,399 shares of common stock voted against the business combination and elected to redeem their shares in exchange for an aggregate of approximately $99,312, which amount was disbursed from the Company's investments held in the trust account on May 28, 2010. In addition, on May 28, 2010, Navios Acquisition disbursed an aggregate of $8,855 from the trust account to the underwriters of its IPO for deferred fees. After disbursement of approximately $76,485 to Navios Holdings to reimburse it for the first equity installment payment on the vessels of $38,763 and other associated payments, the balance of the trust account of $66,118 was released to Navios Acquisition for general operating expenses. Following such transaction, Navios Acquisition commenced its operations as an operating company and was controlled by Navios Holdings.
     On September 10, 2010, Navios Acquisition consummated the acquisition (the "VLCC Acquisition") of a fleet of seven very large crude carrier ("VLCC") vessels for an aggregate purchase price of $587,000, adjusted for net working capital acquired of $20,561 (see note 4). The purchase price was financed as follows: (a) $410,451 of bank debt, assumed at closing, consisting of six credit facilities with a consortium of banks; (b) $134,270 of cash paid at closing; (c) $11,000 through the issuance of 1,894,918 Navios Acquisition shares of common stock (based on the closing trading price averaged over the 15 trading days immediately prior to closing on September 10, 2010) of which 1,378,122 shares of common stock were deposited to a one-year escrow to provide for indemnity or other claims (see note 19 of the condensed consolidate financial statements included herein); and (d) $51,425 due to a shipyard in 2011 for the newbuilding that was delivered in June 2011. The 1,894,918 shares were valued at the opening price of the stock on the date of the acquisition of $5.67.
     On March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 shares of Series C Convertible Preferred Stock of Navios Acquisition pursuant to an Exchange Agreement entered into on March 30, 2011, between Navios Acquisition and Navios Holdings (see note 19). Following this exchange, Navios Holdings has 45% of the voting power and 53.7% of the economic interest in Navios Acquisition.
     On November 4, 2011, a total of 1,160,963 shares of common stock were released to the sellers of the “VLCC Acquisition” and the remaining 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers.  The returned shares were cancelled on December 30, 2011.
     As of December 31, 2011, Navios Acquisition had outstanding: 40,517,413 shares of common stock, 4,540 shares of preferred stock, and 6,037,994 public warrants.  Included in the number of shares and warrants are 18,815 units (one unit consists of one share of common stock and one warrant).